Pioneer Municipal High Income Advantage Fund, Inc.
Schedule of Investments  |  December 31, 2022

Ticker Symbol: MAV

Schedule of Investments  |  12/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 162.1%
	Municipal Bonds — 162.1% of Net Assets(a)
	Alabama — 4.1%
10,000,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 5.25%, 5/1/44 (144A)	$ 8,850,000
	Total Alabama	$8,850,000
	Arizona — 3.7%
1,325,000	Arizona Industrial Development Authority, Series A, 5.00%, 7/15/39 (144A)	$ 1,311,140
1,970,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	1,733,403
6,000,000	Maricopa County Industrial Development Authority, Commercial Metals Company, 4.00%, 10/15/47 (144A)	4,951,740
	Total Arizona	$7,996,283
	Arkansas — 8.9%
2,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 2,194,125
1,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.75%, 9/1/49 (144A)	1,337,820
16,000,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52 (144A)	15,845,120
	Total Arkansas	$19,377,065
	California — 23.6%
2,500,000	Bay Area Toll Authority, Series F-2, 2.60%, 4/1/56	$ 1,511,300
38,610,000(b)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	8,837,829
1,500,000	California Municipal Finance Authority, Series A, 5.25%, 11/1/52 (AGM Insured)	1,591,680
1,875,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.875%, 11/1/43	1,907,550
2,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/58 (144A)	2,035,540
1,700,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.00%, 12/1/41 (144A)	1,652,791
5,915,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.00%, 12/1/46 (144A)	5,699,871
1Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/22

Principal Amount USD ($)		Value
	California — (continued)
9,465,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	$ 9,383,601
2,300,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/34	2,372,197
3,500,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/39	3,542,035
5,500,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/49	5,324,660
8,000,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	7,600,000
	Total California	$51,459,054
	Colorado — 5.6%
500,000	Colorado Health Facilities Authority, Series A, 4.00%, 8/1/37	$ 454,900
1,000,000	Colorado Health Facilities Authority, Series A, 4.00%, 8/1/39	890,500
1,000,000	Colorado Health Facilities Authority, Series A, 4.00%, 8/1/44	860,210
1,000,000	Colorado Health Facilities Authority, Series A, 4.00%, 8/1/49	842,100
1,150,000(c)	Cottonwood Highlands Metropolitan District No. 1, Series A, 5.00%, 12/1/49	1,029,606
8,250,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	8,099,520
	Total Colorado	$12,176,836
	Connecticut — 0.9%
2,035,000	Mohegan Tribal Finance Authority, 7.00%, 2/1/45 (144A)	$ 2,038,846
	Total Connecticut	$2,038,846
	Delaware — 0.4%
450,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 3.00%, 6/1/32	$ 378,212
700,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/42	565,810
	Total Delaware	$944,022
	District of Columbia — 3.4%
350,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.50%, 5/15/33	$ 367,350
6,825,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	7,033,162
	Total District of Columbia	$7,400,512
	Florida — 6.5%
2,500,000	County of Hillsborough, 3.00%, 8/1/46	$ 1,929,500
Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/222

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
550,000	County of Lake, Imagine South Lake, Charter School Project, 5.00%, 1/15/39 (144A)	$ 535,755
825,000	County of Lake, Imagine South Lake, Charter School Project, 5.00%, 1/15/49 (144A)	745,090
5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.00%, 10/1/44	4,645,500
1,200,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51	972,396
4,255,000	Hillsborough County Industrial Development Authority, Tampa General Hospital, 3.50%, 8/1/55	3,189,846
2,500,000	JEA Water & Sewer System Revenue, Series A, 3.00%, 10/1/40	2,072,375
	Total Florida	$14,090,462
	Georgia — 2.6%
6,000,000	Brookhaven Development Authority, Children's Healthcare Of Atlanta, Inc., Series A, 4.00%, 7/1/49	$ 5,614,320
	Total Georgia	$5,614,320
	Idaho — 0.9%
2,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$ 2,005,900
	Total Idaho	$2,005,900
	Illinois — 4.5%
3,000,000(c)	Chicago Board of Education, Series A, 5.00%, 12/1/47	$ 2,874,600
1,000,000(c)	Chicago Board of Education, Series A, 7.00%, 12/1/46 (144A)	1,086,070
2,000,000(c)	City of Chicago, Series 2002B, 5.50%, 1/1/34	2,024,960
140,903(b)	Illinois Finance Authority, Cabs Clare Oaks Project, Series B-1, 11/15/52	1,578
223,202(d)	Illinois Finance Authority, Clare Oaks Project, Series A-3, 5.25%, 11/15/52	160,706
920,000	Illinois Housing Development Authority, Series B, 2.15%, 10/1/41 (GNMA FNMA FHLMC COLL Insured)	697,783
3,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/50	2,457,840
1,015,000(e)	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	588,700
	Total Illinois	$9,892,237
3Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/22

Principal Amount USD ($)		Value
	Indiana — 0.5%
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	$ 1,022,850
	Total Indiana	$1,022,850
	Iowa — 0.8%
2,055,000	Iowa Tobacco Settlement Authority, Series A2, 4.00%, 6/1/49	$ 1,702,198
	Total Iowa	$1,702,198
	Louisiana — 0.1%
170,000	Opelousas General Hospital Authority, Opelousas General Health System Project, 5.75%, 10/1/23	$ 170,196
	Total Louisiana	$170,196
	Maine — 0.8%
2,000,000	Maine Health & Higher Educational Facilities Authority, Series A, 4.00%, 7/1/50	$ 1,763,240
	Total Maine	$1,763,240
	Maryland — 1.9%
2,000,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$ 2,030,540
2,700,000	Maryland State Transportation Authority, Series A, 3.00%, 7/1/47	2,140,209
	Total Maryland	$4,170,749
	Massachusetts — 7.3%
1,000,000(c)	Commonwealth of Massachusetts, Series C, 3.00%, 3/1/49	$ 758,030
8,000,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	10,098,480
1,315,000	Massachusetts Housing Finance Agency, Series A-1, 4.20%, 12/1/52	1,242,925
2,790,000(c)	Town of Arlington, 2.00%, 9/15/40	1,894,605
950,000(c)	Town of Plymouth, 2.00%, 5/1/34	772,493
2,160,000(c)	Town of Rockland, 2.20%, 8/1/50	1,259,323
	Total Massachusetts	$16,025,856
	Michigan — 1.0%
2,000,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 1,805,480
305,000	Michigan Public Educational Facilities Authority, Crescent Academy, 7.00%, 10/1/36	307,089
	Total Michigan	$2,112,569
Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/224

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Minnesota — 1.2%
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.00%, 7/1/47	$ 914,760
1,740,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.00%, 11/15/48	1,661,787
	Total Minnesota	$2,576,547
	Montana — 0.3%
2,445,000(e)	City of Hardin, Tax Allocation, Rocky Mountain Power, Inc., Project, 6.25%, 9/1/31	$ 537,900
1,000,000(e)	Two Rivers Authority, 7.375%, 11/1/27	50,000
	Total Montana	$587,900
	New Hampshire — 1.0%
1,000,000	New Hampshire Health and Education Facilities Authority Act, Series A, 5.00%, 8/1/59	$ 992,780
1,375,000	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	1,164,213
	Total New Hampshire	$2,156,993
	New Jersey — 0.4%
1,000,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, Series A, 5.375%, 10/1/50 (144A)	$ 940,630
	Total New Jersey	$940,630
	New York — 11.9%
5,000,000	Metropolitan Transportation Authority, Series D-2, 4.00%, 11/15/48	$ 4,189,500
1,500,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 4.75%, 11/15/45	1,416,885
2,000,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 5.25%, 11/15/55	1,987,760
3,000,000	Metropolitan Transportation Authority, Green Bond, Series E, 4.00%, 11/15/45	2,591,940
2,500,000	New York State Dormitory Authority, Group 3, Series A, 3.00%, 3/15/41	2,054,675
3,000,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	2,965,140
2,530,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/45	2,374,759
3,240,000	New York Counties Tobacco Trust VI, Series 2B, 5.00%, 6/1/51	3,012,358
2,000,000	New York State Urban Development Corp., Group 3, Series A, 3.00%, 3/15/49	1,479,640
5Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/22

Principal Amount USD ($)		Value
	New York — (continued)
2,000,000	TSASC, Inc., Series B, 5.00%, 6/1/48	$ 1,810,080
1,199,828	Westchester County Healthcare Corp., Series A, 5.00%, 11/1/44	1,212,306
1,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 5.00%, 7/1/36 (144A)	879,550
	Total New York	$25,974,593
	North Carolina — 1.5%
500,000	City of Charlotte Airport Revenue, Series A, 5.00%, 7/1/42	$ 520,285
500,000	City of Charlotte Water & Sewer System Revenue, 2.00%, 7/1/41	344,365
1,000,000	City of Charlotte Water & Sewer System Revenue, 2.00%, 7/1/42	674,880
2,500,000(c)	County of Mecklenburg, 2.00%, 3/1/41	1,663,225
	Total North Carolina	$3,202,755
	Ohio — 4.4%
11,050,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 9,520,680
	Total Ohio	$9,520,680
	Oregon — 4.2%
10,000,000	Medford Hospital Facilities Authority, Asante Project, Series A, 4.00%, 8/15/45 (AGM Insured)	$ 9,235,500
	Total Oregon	$9,235,500
	Pennsylvania — 5.2%
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	$ 904,200
4,585,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 5.00%, 5/1/52	4,609,850
2,710,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 5.00%, 5/1/57	2,586,939
2,000,000	Pennsylvania Housing Finance Agency, Series 134A, 2.05%, 4/1/41	1,373,060
500,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	511,585
Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/226

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — (continued)
1,000,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	$ 883,890
470,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	454,852
	Total Pennsylvania	$11,324,376
	Puerto Rico — 21.7%
80,092(b)(c)	Commonwealth of Puerto Rico, Series A, 7/1/24	$ 74,185
309,770(b)(c)	Commonwealth of Puerto Rico, Series A, 7/1/33	167,421
240,710(c)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/33	208,703
216,366(c)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/35	182,085
5,061,679(c)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/37	4,140,858
5,273,480(c)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/41	4,128,977
3,000,000(c)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/46	2,249,190
134,414(c)	Commonwealth of Puerto Rico, Series A-1, 5.25%, 7/1/23	134,414
268,084(c)	Commonwealth of Puerto Rico, Series A-1, 5.375%, 7/1/25	271,038
265,656(c)	Commonwealth of Puerto Rico, Series A-1, 5.625%, 7/1/27	270,669
261,346(c)	Commonwealth of Puerto Rico, Series A-1, 5.625%, 7/1/29	267,979
253,843(c)	Commonwealth of Puerto Rico, Series A-1, 5.75%, 7/1/31	261,923
2,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/37 (144A)	1,891,420
16,250,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	14,638,488
1,000,000(e)	Puerto Rico Electric Power Authority, Series AAA, 5.25%, 7/1/21	737,000
3,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A1, 4.75%, 7/1/53	2,718,150
9,810,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 5.00%, 7/1/58	8,906,793
6,755,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2, 4.784%, 7/1/58	6,013,031
	Total Puerto Rico	$47,262,324
7Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/22

Principal Amount USD ($)		Value
	Rhode Island — 0.1%
1,355,000(e)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 243,900
	Total Rhode Island	$243,900
	South Carolina — 2.4%
4,400,000(f)	Tobacco Settlement Revenue Management Authority, Series B, 6.375%, 5/15/30	$ 5,179,416
	Total South Carolina	$5,179,416
	South Dakota — 1.8%
4,000,000	South Dakota Health & Educational Facilities Authority, Sanford Health, Series B, 4.00%, 11/1/44	$ 4,021,640
	Total South Dakota	$4,021,640
	Texas — 12.6%
500,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	$ 523,440
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	1,021,660
1,500,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	1,530,990
1,000,000	Board of Regents of the University of Texas System, Series B, 5.00%, 8/15/49	1,139,970
5,300,000	Central Texas Regional Mobility Authority, Senior Lien, Series D, 3.00%, 1/1/46	3,694,259
7,345,000	City of Houston Airport System Revenue, 4.00%, 7/15/41	6,203,366
1,000,000	City of Houston Airport System Revenue, Series A, 4.00%, 7/1/41	831,570
5,000,000(d)	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	4,583,850
6,960,000(e)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.00%, 7/1/38	1,713,900
964,518	Texas Department of Housing & Community Affairs, Series 2020-HOLL, 2.30%, 7/1/37 (FNMA HUD SECT 8 Insured)	790,182
1,000,000(d)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, Restructured, 12/1/30	610,220
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/32	360,255
3,365,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC, 7.00%, 12/31/38	3,438,088
1,165,000	Texas Water Development Board, St. Water Implementation Fund, 4.00%, 10/15/44	1,142,958
	Total Texas	$27,584,708
Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/228

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Utah — 2.2%
5,000,000	County of Utah, IHC Health Services, Inc., Series B, 4.00%, 5/15/47	$ 4,772,450
	Total Utah	$4,772,450
	Vermont — 0.9%
2,000,000	Vermont Educational & Health Buildings Financing Agency, Green Bond, 4.00%, 12/1/42	$ 1,897,580
	Total Vermont	$1,897,580
	Virginia — 10.4%
3,235,000(c)	City of Alexandria, Series A, 3.00%, 7/15/46 (ST AID WITHHLDG Insured)	$ 2,544,683
4,000,000(c)	County of Fairfax, Series A, 2.00%, 10/1/34 (ST AID WITHHLDG insured)	3,360,880
9,550,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	8,902,319
4,955,000	Virginia College Building Authority, Series A, 3.00%, 2/1/36	4,462,027
10,000(g)	Virginia Public Building Authority, Series A, 4.00%, 8/1/40	10,944
990,000	Virginia Public Building Authority, Series A, 4.00%, 8/1/40	984,334
2,500,000	Virginia Small Business Financing Authority, 5.00%, 12/31/49	2,374,675
	Total Virginia	$22,639,862
	Washington — 1.1%
1,335,000	Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.00%, 11/1/46	$ 1,533,608
1,000,000	Washington Health Care Facilities Authority, Series A, 4.00%, 8/1/44	870,410
	Total Washington	$2,404,018
	Wisconsin — 1.3%
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	$ 757,268
9Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/22

Principal Amount USD ($)		Value
	Wisconsin — (continued)
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37 (144A)	$ 1,074,930
1,000,000(d)	Public Finance Authority, SearStone CCRC Project, Series A, 5.613%, 6/1/47	1,053,780
	Total Wisconsin	$2,885,978
	Total Municipal Bonds (Cost $381,771,146)	$353,225,045

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 162.1% (Cost $381,771,146)	$353,225,045
	OTHER ASSETS AND LIABILITIES — (62.1)%	$(135,325,684)
	net assets — 100.0%	$217,899,361

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corporation.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
FNMA HUD SECT 8	Federal National Mortgage Association U.S. Department of Housing and Urban Development Section 8.
GNMA	Government National Mortgage Association.
ST AID WITHHLDG	State Aid Withholding.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2022, the value of these securities amounted to $82,711,402, or 38.0% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Represents a General Obligation Bond.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2022.
(e)	Security is in default.
(f)	Escrow to maturity.
(g)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/2210

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$353,225,045	$—	$353,225,045
Total Investments in Securities	$—	$353,225,045	$—	$353,225,045
During the period ended December 31, 2022, there were no transfers in or out of Level 3.
11Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/22